Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

From time to time, the Company contracts with third-party service providers to perform maintenance or overhaul activities on its off-lease aircraft.

At December 31, 2013, the Company had a commitment to purchase two aircraft for approximately $36.5 million.